REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

	2023	2024	2025
	S$	S$	S$
Over time
Revenue from private blood banking services	-	64,214	279,661

At a point of time
Revenue from retrieval and enrollment of private blood banking services	-	5,287	44,726

Total	-	69,501	324,387